Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.3%

	Australia — 4.8%
224,400	AGL Energy, Ltd.	2,640,450
212,714	ALS, Ltd.	964,059
96,789	Altium, Ltd.	2,171,333
1,227,879	Alumina, Ltd.	1,380,745
97,600	Ansell, Ltd.	2,473,550
305,986	APA Group	2,350,742
95,205	Aristocrat Leisure, Ltd.	1,679,808
208,100	Australia & New Zealand Banking Group, Ltd.	2,686,816
2,866,884	Beach Energy, Ltd.	3,019,984
294,129	BGP Holdings Plc* (a)	—
300,077	BHP Group, Ltd.	7,429,677
126,973	BHP Group, Ltd., ADR	6,314,367
574,991	BlueScope Steel, Ltd.	4,652,676
92,289	Brickworks, Ltd.	1,013,237
206,452	Challenger, Ltd.(b)	631,317
111,584	Codan, Ltd.	545,611
221,516	Coles Group, Ltd.	2,625,273
87,136	Collins Foods, Ltd.	571,806
116,188	Computershare, Ltd.	1,065,155
109,774	Credit Corp. Group, Ltd.	1,197,639
101,376	CSL, Ltd.	20,051,496
967,896	CSR, Ltd.	2,455,634
101,331	Downer EDI, Ltd.	309,273
1,053,310	Fortescue Metals Group, Ltd.	10,083,295
1,233,793	Genworth Mortgage Insurance Australia, Ltd.	1,765,500
1,715,424	Gold Road Resources, Ltd.*	2,016,073
872,100	Harvey Norman Holdings, Ltd.(b)	2,144,869
41,038	IDP Education, Ltd.	439,723
701,222	IGO, Ltd.	2,361,304
200,976	Iluka Resources, Ltd.	1,186,645
1,053,631	Incitec Pivot, Ltd.	1,366,205
731,800	Inghams Group, Ltd.(b)	1,613,648
118,064	Integrated Research, Ltd.	313,220
111,648	IRESS, Ltd.	844,911
254,400	Lendlease Group	2,178,214
948,800	Link Administration Holdings, Ltd.	2,682,447
1,379,444	Lynas Corp., Ltd.*	1,860,502
720,307	Mayne Pharma Group, Ltd.*	192,024
42,269	McMillan Shakespeare, Ltd.	265,061
1,224,800	Metcash, Ltd.(b)	2,294,597
1,454,500	Mirvac Group REIT	2,184,318
197,772	Newcrest Mining, Ltd.	4,399,153
213,698	NEXTDC, Ltd.*	1,458,069
70,618	Orica, Ltd.	810,020
933,683	Orora, Ltd.	1,638,868
216,087	Pendal Group, Ltd.	900,910
810,700	Perenti Global, Ltd.	647,439
1,181,995	Perseus Mining, Ltd.*	1,088,539

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
47,431	Premier Investments, Ltd.	566,056
898,400	Qantas Airways, Ltd.	2,348,110
342,747	Ramelius Resources, Ltd.	477,448
811,515	Regis Resources, Ltd.	2,977,539
127,668	Reliance Worldwide Corp., Ltd.	261,685
172,826	Rio Tinto, Ltd.	11,691,856
97,112	Santos, Ltd.	356,244
270,108	Saracen Mineral Holdings, Ltd.*	1,034,990
1,046,469	Silver Lake Resources, Ltd.*	1,563,664
268,176	Star Entertainment Grp, Ltd. (The)	526,942
347,213	Steadfast Group, Ltd.	804,396
1,041,700	Stockland REIT	2,387,184
423,669	Super Retail Group, Ltd.	2,377,312
68,595	Sydney Airport	268,327
81,856	Technology One, Ltd.	496,580
38,063	Wesfarmers, Ltd.	1,179,484
703,145	Whitehaven Coal, Ltd.	695,934
70,565	WiseTech Global, Ltd.(b)	941,587
539,510	Worley, Ltd.(b)	3,261,254

	Total Australia	149,182,794

	Austria — 0.4%
91,497	ams AG*	1,361,364
53,206	BAWAG Group AG* 144A	1,833,870
45,061	DO & CO AG	2,323,713
2,909	Kapsch TrafficCom AG	56,085
64,200	OMV AG	2,142,813
56,068	voestalpine AG	1,204,234
163,194	Wienerberger AG	3,549,790

	Total Austria	12,471,869

	Belgium — 0.4%
66,193	Ageas SA	2,340,376
69,704	bpost SA*	469,290
14,040	Galapagos NV*	2,755,319
13,067	Kinepolis Group NV*	589,973
59,256	UCB SA	6,856,679

	Total Belgium	13,011,637

	Bermuda — 0.2%
240,772	Borr Drilling, Ltd.* (b)	265,387
141,653	Golden Ocean Group, Ltd.	547,219
243,385	Hiscox, Ltd.	2,369,059
1,544,000	Man Wah Holdings, Ltd.	1,477,962
1,289,000	Shenzhen International Holdings, Ltd.	2,057,925

	Total Bermuda	6,717,552

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Brazil — 0.7%
239,360	Cia Energetica de Minas Gerais, ADR*	490,688
142,700	Duratex SA*	334,218
124,200	EcoRodovias Infraestrutura e Logistica SA*	293,377
234,800	Embraer SA*	345,948
541,000	JBS SA	2,083,877
58,100	Klabin SA	215,119
957,423	Magazine Luiza SA	12,493,509
387,200	Marisa Lojas SA*	588,825
87,000	Petro Rio SA*	560,743
67,324	Petroleo Brasileiro SA, ADR	556,769
99,279	Petroleo Brasileiro SA, Preferred ADR	791,254
41,800	Suzano SA*	280,072
700,100	Via Varejo SA*	1,952,089
107,600	Vivara Participacoes SA*	412,700

	Total Brazil	21,399,188

	Canada — 1.7%
97,600	Absolute Software Corp.	989,615
13,700	Agnico Eagle Mines, Ltd.	877,622
63,179	Agnico Eagle Mines, Ltd. (Toronto Exchange)	4,032,416
87,300	Alacer Gold Corp.*	598,024
256,071	B2Gold Corp.	1,451,445
31,900	Canadian Tire Corp., Ltd. Class A(b)	2,755,298
40,100	CGI, Inc.*	2,518,174
8,200	CGI, Inc. (New York Exchange)*	516,600
1,000	Constellation Software, Inc.	1,125,470
43,853	Descartes Systems Group, Inc. (The)*	2,307,595
35,700	Dorel Industries, Inc. Class B(b)	142,328
117,900	Enerplus Corp.	330,674
266,258	Equinox Gold Corp.*	2,967,545
25,900	Exco Technologies, Ltd.	127,408
97,000	First Majestic Silver Corp.* (b)	961,454
125,788	First Quantum Minerals, Ltd.	999,285
86,044	Franco-Nevada Corp.	11,981,090
149,800	Gran Colombia Gold Corp.*	756,699
169,679	Hudbay Minerals, Inc.	514,127
331,100	Kinross Gold Corp.*	2,390,542
46,784	Kirkland Lake Gold, Ltd.	1,920,136
58,800	Loblaw Cos., Ltd.	2,854,088
92,700	Lundin Mining Corp.	495,489
101,700	Medical Facilities Corp.(b)	324,066
139,900	MEG Energy Corp.*	387,242
46,900	Methanex Corp.	847,952
77,485	Nutrien, Ltd.	2,487,269
38,300	Pretium Resources, Inc.*	321,720
168,200	Seven Generations Energy, Ltd. Class A*	374,190
267,100	ShawCor, Ltd.(b)	531,455
141,500	Silvercorp Metals, Inc.(b)	754,251
65,643	SSR Mining, Inc.*	1,394,311

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
88,300	Teranga Gold Corp.*	797,423
15,610	Thomson Reuters Corp.	1,057,171

	Total Canada	52,890,174

	Cayman Islands — 2.1%
60,760	Alibaba Group Holding, Ltd., ADR*	13,105,932
754,000	C-Mer Eye Care Holdings, Ltd.	646,569
1,777,000	China Medical System Holdings, Ltd.	2,095,327
3,542,000	China Resources Cement Holdings, Ltd.	4,371,819
479,500	CK Hutchison Holdings, Ltd.	3,073,869
1,590,000	Comba Telecom Systems Holdings, Ltd.	647,297
115,310	GDS Holdings, Ltd., ADR*	9,185,594
3,565,000	IGG, Inc.	2,919,191
3,714,000	Jiangnan Group, Ltd.	146,229
3,247,000	Lee & Man Paper Manufacturing, Ltd.	1,745,253
18,600	Sapiens International Corp. NV	520,428
228,950	Tencent Holdings, Ltd.	14,706,425
9,510,000	Tongda Group Holdings, Ltd.	565,246
2,276,000	United Laboratories International Holdings, Ltd. (The)	1,969,077
4,699,500	WH Group, Ltd.	4,033,069
3,048,000	Xinyi Glass Holdings, Ltd.	3,748,949

	Total Cayman Islands	63,480,274

	China — 0.2%
2,710,500	China Railway Construction Corp., Ltd. Class H	2,131,779
8,346,000	China Telecom Corp., Ltd. Class H	2,339,571
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,056,441

	Total China	5,527,791

	Denmark — 1.8%
156,100	Danske Bank AS*	2,075,201
63,400	DFDS AS* (b)	1,953,304
94,320	DSV PANALPINA AS	11,500,656
3,694	Genmab AS*	1,235,079
54,453	ISS AS*	861,137
42,635	Jyske Bank AS*	1,248,883
296,891	Novo Nordisk AS Class B	19,202,178
175,519	Novozymes AS Class B	10,137,827
59,003	Pandora AS	3,201,415
8,737	Royal Unibrew AS*	726,048
10,560	SimCorp AS	1,137,115
56,534	Sydbank AS*	1,047,245

	Total Denmark	54,326,088

	Finland — 0.6%
114,831	Caverion OYJ*	774,115
268,318	Neste OYJ	10,475,818
305,100	Nordea Bank Abp*	2,103,068

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Finland — continued
145,565	TietoEVRY OYJ*	3,965,485
129,824	Wartsila OYJ Abp	1,071,302

	Total Finland	18,389,788

	France — 10.8%
78,650	Air Liquide SA	11,329,062
125,250	Arkema SA	11,957,280
146,709	AXA SA(b)	3,060,733
200,379	BNP Paribas SA*	7,941,171
29,300	BNP Paribas SA, ADR*	583,363
78,800	Bouygues SA*	2,687,183
44,600	Capgemini SE	5,100,229
295,800	Carrefour SA	4,564,935
1,450,000	CGG SA*	1,581,748
246,322	Cie de Saint-Gobain*	8,850,678
46,677	Cie Generale des Etablissements Michelin SCA(b)	4,834,056
262,645	CNP Assurances*	3,017,207
59,201	Coface SA*	387,557
361,100	Credit Agricole SA*	3,409,799
183,700	Danone SA	12,689,995
126,406	Dassault Systemes SE	21,778,492
192,900	Edenred	8,424,569
661,934	Engie SA*	8,167,921
33,339	EssilorLuxottica SA*	4,271,708
419,041	Eutelsat Communications SA	3,859,888
42,863	IPSOS	1,072,080
61,898	L’Oreal SA*	19,837,705
197,472	Legrand SA	14,979,114
34,870	LVMH Moet Hennessy Louis Vuitton SE	15,268,264
125,400	Metropole Television SA*	1,412,808
536,500	Natixis SA*	1,397,398
114,101	Nexans SA*	5,290,171
36,500	Nexity SA	1,179,398
288,200	Orange SA	3,441,816
122,614	Pernod Ricard SA	19,265,156
146,686	Peugeot SA*	2,380,352
51,706	Publicis Groupe SA	1,670,967
35,500	Quadient	516,897
40,192	Renault SA*	1,017,040
251,009	Rexel SA	2,863,880
12,712	Safran SA*	1,271,214
222,737	Sanofi	22,653,992
375,716	Schneider Electric SE	41,641,800
51,200	Societe BIC SA	2,597,269
159,400	Societe Generale SA*	2,651,092
22,350	Sopra Steria Group	2,749,441
56,751	SPIE SA	846,237
47,073	Teleperformance	11,930,408
219,200	Television Francaise 1* (b)	1,183,697

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	France — continued
218,500	TOTAL SA	8,319,987
458,320	Valeo SA(b)	12,001,563
174,011	Veolia Environnement SA	3,907,201

	Total France	331,844,521

	Germany — 6.5%
41,400	Allianz SE	8,441,883
40,018	AURELIUS Equity Opportunities SE & Co. KGaA	659,108
47,200	Aurubis AG	2,906,572
252,076	Bayer AG	18,496,509
78,800	BMW AG	5,018,717
285,440	CECONOMY AG*	992,245
36,666	Continental AG*	3,580,227
108,519	Covestro AG* 144A	4,117,149
68,596	Daimler AG	2,779,572
386,182	Deutsche Lufthansa AG* (b)	3,868,879
233,239	Deutsche Pfandbriefbank AG*	1,699,198
218,000	Deutsche Post AG	7,950,091
274,531	Deutsche Wohnen SE	12,311,807
86,787	Deutz AG*	407,628
94,500	Evonik Industries AG	2,393,243
22,419	Fraport AG Frankfurt Airport Services Worldwide*	976,573
162,857	GEA Group AG	5,138,055
70,703	HeidelbergCement AG	3,765,985
24,745	HelloFresh SE*	1,313,284
64,800	HUGO BOSS AG	1,956,056
546,566	Infineon Technologies AG	12,771,071
23,097	Knorr-Bremse AG	2,336,231
29,802	Koenig & Bauer AG*	662,526
4,414	Krones AG	282,309
34,878	LEG Immobilien AG	4,423,569
204,300	METRO AG	1,929,529
46,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,090,111
159,332	Puma SE*	12,283,145
44,482	Rheinmetall AG	3,846,005
157,319	SAP SE	21,891,284
13,740	Siemens AG	1,613,504
63,770	Siltronic AG	6,494,035
93,594	Symrise AG Class A	10,855,364
153,527	TAG Immobilien AG*	3,656,240
42,000	Talanx AG*	1,558,192
168,015	TUI AG	790,299
93,600	United Internet AG	3,948,369
10,197	Volkswagen AG	1,636,175
139,017	Vonovia SE	8,513,092

	Total Germany	200,353,831

	Hong Kong — 0.8%
1,176,000	AIA Group, Ltd.	10,945,183

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
1,448,500	Techtronic Industries Co., Ltd.	14,131,267

	Total Hong Kong	25,076,450

	Hungary — 0.2%
229,600	MOL Hungarian Oil & Gas Plc*	1,356,675
155,400	Richter Gedeon Nyrt	3,213,808

	Total Hungary	4,570,483

	India — 0.4%
722,350	HDFC Bank, Ltd.	10,302,611
297,611	Nippon Life India Asset Management, Ltd. 144A	1,250,007

	Total India	11,552,618

	Indonesia — 0.0%
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,136,441

	Ireland — 0.5%
225,100	C&C Group Plc	639,015
199,634	James Hardie Industries Plc, CDI	3,801,629
60,407	Kerry Group Plc Class A	7,512,710
66,878	Ryanair Holdings Plc, ADR*	4,436,686

	Total Ireland	16,390,040

	Israel — 0.6%
13,017	Check Point Software Technologies, Ltd.*	1,398,416
16,096	Fattal Holdings 1998, Ltd.*	694,890
26,247	Hilan, Ltd.*	1,057,456
28,884	Kornit Digital, Ltd.*	1,541,828
10,511	Nova Measuring Instruments, Ltd.*	506,526
210,300	Teva Pharmaceutical Industries, Ltd.*	2,583,085
277,725	Teva Pharmaceutical Industries, Ltd., ADR*	3,424,349
27,393	Tower Semiconductor, Ltd.*	525,799
27,023	Wix.com, Ltd.*	6,923,833

	Total Israel	18,656,182

	Italy — 1.8%
1,673,500	A2A SpA	2,366,208
380,658	Banca Popolare di Sondrio SCPA*	717,646
667,181	Banco BPM SpA*	993,136
55,054	Datalogic SpA(b)	681,139
2,520,988	Enel SpA	21,711,983
525,406	Eni SpA	5,001,499
111,114	Esprinet SpA*	469,957
128,703	Eurotech SpA* (b)	803,183
545,029	Leonardo SpA	3,604,822
455,777	Mediaset SpA* (b)	809,601
291,800	Mediobanca Banca di Credito Finanziario SpA	2,090,150
602,016	OVS SpA* (b) 144A	653,558

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
423,451	Reno de Medici SpA(b)	336,326
278,436	Rizzoli Corriere Della Sera Mediagroup SpA* (b)	192,753
641,104	Saipem SpA	1,595,441
1,611,533	Saras SpA*	1,265,332
426,994	Societa Cattolica di Assicurazioni SC* (b)	2,451,490
3,202,292	Telecom Italia SpA(b)	1,256,132
251,546	UniCredit SpA*	2,308,621
662,425	Unione di Banche Italiane SpA*	2,160,830
766,641	Unipol Gruppo SpA*	2,976,535
1,078,000	UnipolSai Assicurazioni SpA(b)	2,573,795

	Total Italy	57,020,137

	Japan — 23.1%
35,600	Adastria Co., Ltd.	569,593
2,200	AEON REIT Investment Corp. REIT	2,336,979
234,000	AGC, Inc.(b)	6,662,079
145,300	Alps Alpine Co., Ltd.	1,863,365
27,500	Altech Corp.	486,576
110,600	Arisawa Manufacturing Co., Ltd.	823,325
591,300	Astellas Pharma, Inc.	9,851,363
63,900	Avex, Inc.	505,914
32,200	Brother Industries, Ltd.	580,710
26,600	Bushiroad, Inc.* (b)	704,548
34,000	Can Do Co., Ltd.	656,471
339,500	Canon, Inc.(b)	6,759,981
33,000	Capcom Co., Ltd.	1,198,685
45,400	Central Glass Co., Ltd.	771,794
342,494	Chiba Bank, Ltd. (The)	1,615,710
214,300	Chubu Electric Power Co., Inc.	2,697,773
41,400	Chugai Pharmaceutical Co., Ltd.	2,214,969
15,200	CMIC Holdings Co., Ltd.	201,515
117,200	Colowide Co., Ltd.(b)	1,597,809
48,400	Computer Engineering & Consulting, Ltd.	764,058
213,900	Credit Saison Co., Ltd.	2,447,807
89,100	Cybernet Systems Co., Ltd.	552,837
21,100	Cybozu, Inc.	657,392
224,400	Dai-ichi Life Holdings, Inc.	2,674,782
275,200	Daicel Corp.	2,128,219
47,300	Daiichi Sanyko Co., Ltd.	3,866,056
37,600	Daiichikosho Co., Ltd.	1,126,175
111,200	Daiwa House Industry Co., Ltd.	2,624,911
17,200	Daiwabo Holdings Co., Ltd.	1,124,132
36,300	DD Holdings Co., Ltd.	308,544
82,700	DeNA Co., Ltd.	1,031,474
83,600	Dexerials Corp.	655,128
85,100	DIC Corp.(b)	2,134,886
52,800	Dip Corp.	1,065,386
10,800	Disco Corp.	2,617,120
37,900	Dowa Holdings Co., Ltd.	1,150,671

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
52,800	Eagle Industry Co., Ltd.	352,987
275,800	EDION Corp.	2,796,800
146,100	Eiken Chemical Co., Ltd.	2,338,084
12,300	Eisai Co., Ltd.	975,782
16,200	Enplas Corp.	356,737
141,000	EPS Holdings, Inc.	1,349,481
99,000	Ezaki Glico Co., Ltd.(b)	4,733,811
159,900	Fuji Corp.	2,799,156
41,700	Fuji Seal International, Inc.	811,419
18,800	Fuji Soft, Inc.	744,300
147,200	FUJIFILM Holdings Corp.	6,303,751
52,800	Fujitsu General, Ltd.	1,081,949
120,900	Fukuoka Financial Group, Inc.	1,909,645
57,500	Furukawa Co., Ltd.	584,564
124,400	Futaba Industrial Co., Ltd.	518,594
12,100	Genki Sushi Co., Ltd.(b)	259,497
68,000	Glory, Ltd.	1,546,614
54,400	GMO internet, Inc.(b)	1,502,905
49,700	GNI Group, Ltd.*	761,291
37,800	Godo Steel, Ltd.	641,861
193,200	Gumi, Inc.	1,796,132
79,900	GungHo Online Entertainment, Inc.	1,425,275
69,900	Gunosy, Inc.*	594,740
218,400	H2O Retailing Corp.	1,459,964
335,894	Hachijuni Bank, Ltd. (The)	1,275,112
1,100	Harmonic Drive Systems, Inc.	60,366
326,100	Hazama Ando Corp.	1,885,784
85,700	Hirose Electric Co., Ltd.	9,402,119
92,500	Hitachi Capital Corp.	2,039,417
166,000	Hitachi Zosen Corp.	605,671
230,400	Hitachi, Ltd.	7,279,667
60,400	Hogy Medical Co., Ltd.	1,860,021
221,100	Hokkaido Electric Power Co., Inc.	849,456
245,500	Honda Motor Co., Ltd.	6,281,629
4,700	Hosokawa Micron Corp.	249,047
107,400	Hoya Corp.	10,293,738
69,900	Ichinen Holdings Co., Ltd.(b)	778,513
48,700	Ines Corp.	617,264
477,000	Inpex Corp.	2,955,556
256,000	Isuzu Motors, Ltd.	2,313,693
216,600	Ito En, Ltd.	12,220,960
317,400	ITOCHU Corp.	6,840,954
77,400	Jaccs Co., Ltd.	1,261,698
10,800	Jafco Co., Ltd.	364,543
105,600	Japan Airlines Co., Ltd.	1,905,068
153,300	Japan Aviation Electronics Industry, Ltd.	2,061,036
108,700	Japan Petroleum Exploration Co., Ltd.(b)	1,825,269
9,500	JMDC, Inc.*	564,491
51,200	JSR Corp.	988,893

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
44,400	JTEKT Corp.	345,298
59,000	Juki Corp.	302,466
14,400	Kaga Electronics Co., Ltd.	261,558
38,000	Kaken Pharmaceutical Co., Ltd.	1,943,515
278,400	Kandenko Co., Ltd.	2,369,115
37,800	Kaneka Corp.	982,837
282,500	Kanematsu Corp.	3,377,728
250,800	Kansai Electric Power Co., Inc. (The)	2,432,161
160,800	Kansai Paint Co., Ltd.	3,392,043
283,108	Kao Corp.(b)	22,431,588
137,900	Kappa Create Co., Ltd.*	1,882,946
52,200	Kawasaki Heavy Industries, Ltd.	751,680
754,900	KDDI Corp.	22,652,940
29,100	Keyence Corp.	12,160,033
40,500	Kintetsu World Express, Inc.	700,377
30,400	Kirindo Holdings Co., Ltd.	688,148
69,300	Kissei Pharmaceutical Co., Ltd.	1,744,874
37,400	Kito Corp.(b)	469,307
141,900	Kobayashi Pharmaceutical Co., Ltd.(b)	12,476,699
106,300	Komatsu, Ltd.	2,175,089
15,186	Kose Corp.	1,827,289
10,700	Kura Sushi, Inc.(b)	525,105
12,000	Kurimoto, Ltd.	193,099
76,000	KYORIN Holdings, Inc.	1,563,078
38,800	Life Corp.	1,242,000
64,200	M3, Inc.	2,732,466
1,051,900	Marubeni Corp.	4,762,095
64,800	Matsumotokiyoshi Holdings Co., Ltd.	2,348,960
34,200	Matsuyafoods Holdings Co., Ltd.	1,158,400
20,800	Max Co., Ltd.	293,744
63,400	Maxell Holdings, Ltd.	591,177
565,600	Mebuki Financial Group, Inc.	1,312,238
21,500	Media Do Co., Ltd.	879,333
457,700	Mitsubishi Chemical Holdings Corp.	2,666,052
210,200	Mitsubishi Gas Chemical Co., Inc.	3,182,400
118,400	Mitsubishi Heavy Industries, Ltd.	2,795,450
37,300	Mitsubishi Materials Corp.	787,844
33,200	Mitsubishi Shokuhin Co., Ltd.	845,684
2,112,200	Mitsubishi UFJ Financial Group, Inc.	8,268,076
37,100	Mitsui Mining & Smelting Co., Ltd.	754,201
61,900	Mixi, Inc.	1,093,236
3,003,500	Mizuho Financial Group, Inc.	3,686,196
91,200	Mizuho Leasing Co., Ltd.	2,007,393
307,800	MonotaRO Co., Ltd.(b)	12,338,632
128,700	MS&AD Insurance Group Holdings, Inc.	3,537,380
249,400	Murata Manufacturing Co., Ltd.	14,625,577
67,900	NEC Corp.	3,258,988
146,600	Nihon House Holdings Co., Ltd.(b)	372,866
237,900	Nihon Kohden Corp.	8,000,743

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
24,700	Nikkon Holdings Co., Ltd.	491,632
77,900	Nikon Corp.	652,410
7,200	Nintendo Co., Ltd.	3,206,421
49,100	Nintendo Co., Ltd., ADR	2,744,690
18,100	Nippon Chemi-Con Corp.* (b)	303,129
101,700	Nippon Kayaku Co., Ltd.	1,062,392
82,000	Nippon Soda Co., Ltd.	2,149,196
565,900	Nippon Telegraph & Telephone Corp.	13,185,251
52,000	Nippon Yusen KK	732,260
795,200	Nissan Motor Co., Ltd.	2,947,827
49,200	Nisshin Oillio Group, Ltd. (The)	1,535,557
33,600	Nissin Foods Holdings Co., Ltd.	2,976,482
9,600	Nitto Denko Corp.	543,673
1,004,400	Nomura Holdings, Inc.	4,498,742
426,700	Nomura Research Institute, Ltd.	11,652,816
503,641	North Pacific Bank, Ltd.	972,297
297,900	NTT DOCOMO, Inc.	7,953,542
389,700	Obayashi Corp.	3,647,322
35,600	OBIC Business Consultants Co., Ltd.	1,892,279
59,100	Obic Co., Ltd.	10,401,242
74,200	Oisix ra daichi, Inc.*	1,463,464
104,300	Oki Electric Industry Co., Ltd.	1,005,159
63,300	Okuwa Co., Ltd.	970,344
940,200	Olympus Corp.	18,123,581
148,800	Omron Corp.	9,977,438
34,300	Optorun Co., Ltd.	806,368
14,000	Organo Corp.	756,366
322,500	ORIX Corp.	3,979,847
40,100	Otsuka Holdings Co., Ltd.	1,749,175
418,600	Pan Pacific International Holdings Corp.	9,187,867
28,500	Paramount Bed Holdings Co., Ltd.	1,161,207
18,400	Pharma Foods International Co., Ltd.	207,752
29,600	Prima Meat Packers, Ltd.	792,025
30,300	Punch Industry Co., Ltd.(b)	117,279
306,000	Rakuten, Inc.	2,693,184
481,700	Recruit Holdings Co., Ltd.	16,480,218
77,500	Relia, Inc.	721,480
714,000	Resona Holdings, Inc.	2,438,416
239,000	Rohto Pharmaceutical Co., Ltd.	7,585,136
15,400	Ryobi, Ltd.(b)	172,135
54,300	Sangetsu Corp.	767,523
194,400	Sanki Engineering Co., Ltd.	2,226,151
53,700	Sankyu, Inc.	2,019,237
118,000	Sanoh Industrial Co., Ltd.	738,725
587,700	Santen Pharmaceutical Co., Ltd.	10,812,384
35,300	Sanyo Trading Co., Ltd.	329,339
40,100	Sawai Pharmaceutical Co., Ltd.	2,060,838
36,200	SBS Holdings, Inc.	745,305
134,100	Secom Co., Ltd.	11,726,108

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
87,300	Seibu Holdings, Inc.	948,722
165,600	Seiko Epson Corp.	1,896,450
148,500	Sekisui Chemical Co., Ltd.	2,125,813
21,100	Shimachu Co., Ltd.	585,634
242,700	Shimadzu Corp.	6,461,549
43,600	Shin-Etsu Chemical Co., Ltd.	5,101,027
35,500	Shindengen Electric Manufacturing Co., Ltd.	707,804
149,400	Shinko Electric Industries Co., Ltd.	2,027,297
169,600	Shinsei Bank, Ltd.(b)	2,044,037
65,000	Shionogi & Co., Ltd.	4,072,357
208,900	SKY Perfect JSAT Holdings, Inc.	775,551
17,800	SMC Corp.	9,092,704
143,800	Softbank Corp.	1,831,860
73,100	Sohgo Security Services Co., Ltd.	3,405,571
1,519,800	Sojitz Corp.	3,316,940
91,700	Sompo Holdings, Inc.	3,156,166
19,300	ST Corp.	307,799
43,400	Starts Corp., Inc.	889,254
19,600	Sumitomo Bakelite Co., Ltd.	548,931
189,500	Sumitomo Corp.	2,171,901
196,600	Sumitomo Electric Industries, Ltd.	2,263,206
243,300	Sumitomo Forestry Co., Ltd.	3,056,292
128,500	Sumitomo Heavy Industries, Ltd.	2,798,894
25,400	Sumitomo Metal Mining Co., Ltd.	709,804
414,700	Sumitomo Mitsui Construction Co., Ltd.	1,802,002
208,300	Sumitomo Mitsui Financial Group, Inc.	5,862,938
99,200	Sumitomo Mitsui Trust Holdings, Inc.	2,786,415
239,000	Sumitomo Rubber Industries, Ltd.(b)	2,356,062
7,600	Sumitomo Seika Chemicals Co., Ltd.	247,103
41,900	Suzuken Co., Ltd.	1,563,041
18,700	SWCC Showa Holdings Co., Ltd.(b)	199,025
129,900	T&D Holdings, Inc.	1,111,442
81,400	Taiheiyo Cement Corp.	1,883,940
61,000	Taiyo Nippon Sanso Corp.	1,019,830
51,500	Takeei Corp.(b)	513,520
39,300	TDK Corp.	3,899,233
148,300	Teijin, Ltd.	2,359,011
207,500	Terumo Corp.	7,862,080
24,300	Toei Animation Co., Ltd.(b)	1,134,087
55,200	Tokio Marine Holdings, Inc.	2,406,848
106,100	Tokuyama Corp.	2,495,423
89,100	Tokyo Electric Power Co. Holdings, Inc.*	273,681
10,000	Tokyo Electron, Ltd.	2,456,169
13,300	Tokyo Electron, Ltd., ADR	821,940
67,000	Tokyo Seimitsu Co., Ltd.	2,141,226
61,400	Tokyotokeiba Co., Ltd.	2,048,243
138,500	Tomy Co., Ltd.	1,092,774
102,900	Toppan Printing Co., Ltd.	1,716,827
23,500	Tosho Co., Ltd.	278,625

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
111,400	Towa Corp.	1,205,769
54,000	Towa Pharmaceutical Co., Ltd.	998,429
232,500	Toyo Suisan Kaisha, Ltd.	12,990,760
16,400	Toyo Tanso Co., Ltd.	258,160
60,400	Toyoda Gosei Co., Ltd.	1,257,588
70,700	Toyota Motor Corp.	4,438,826
64,400	Toyota Tsusho Corp.	1,632,292
19,700	Transcosmos, Inc.	455,752
85,600	TS Tech Co., Ltd.	2,349,181
16,600	Tsubakimoto Chain Co.	402,853
46,400	UACJ Corp.	830,861
130,200	Ube Industries, Ltd.	2,239,099
62,400	Ulvac, Inc.(b)	1,803,076
22,000	United Arrows, Ltd.	372,427
210,200	Ushio, Inc.	2,799,880
100,800	Valor Holdings Co., Ltd.	1,965,686
28,000	Wacoal Holdings Corp.	517,734
52,495	West Japan Railway Co.	2,945,999
40,000	World Co., Ltd.	608,709
191,000	Yamaha Motor Co., Ltd.	2,995,073
21,900	Yellow Hat, Ltd.	301,590
205,000	Yokogawa Electric Corp.	3,199,659
129,200	Yokohama Rubber Co., Ltd. (The)(b)	1,817,105
148,400	Yoshinoya Holdings Co., Ltd.	3,064,883
32,600	Yuasa Trading Co., Ltd.	877,169

	Total Japan	712,962,964

	Luxembourg — 0.4%
519,775	ArcelorMittal SA*	5,456,021
542,470	Aroundtown SA*	3,103,991
53,689	eDreams ODIGEO SA*	148,732
44,695	Millicom International Cellular SA, ADR	1,167,975
7,685	Stabilus SA	402,411
341,601	Tenaris SA	2,201,447

	Total Luxembourg	12,480,577

	Malaysia — 0.0%
565,800	Supermax Corp. Bhd*	1,065,129

	Mauritius — 0.0%
7,888,300	Golden Agri-Resources, Ltd.	838,477

	Mexico — 0.1%
313,800	Gruma SAB de CV Class B	3,383,396

	Netherlands — 4.6%
144,901	Aalberts NV	4,741,968
11,889	Adyen NV*	17,315,571
1,657,408	Aegon NV	4,928,160

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
2,539	ASM International NV	391,462
92,163	ASML Holding NV	33,774,439
9,725	ASML Holding NV ADR NYRS	3,579,092
59,043	CNH Industrial NV*	412,337
46,666	Core Laboratories NV	948,253
41,186	Euronext NV	4,123,350
410,223	Fiat Chrysler Automobiles NV*	4,113,738
172,175	Fugro NV CVA, GDR* (b)	668,531
84,783	Heineken NV	7,805,395
551,277	ING Groep NV	3,828,435
61,757	Intertrust NV 144A	1,050,249
344,100	Koninklijke Ahold Delhaize NV	9,367,374
1,250,969	Koninklijke BAM Groep NV*	2,258,066
79,246	Koninklijke DSM NV	10,950,203
855,453	Koninklijke KPN NV(b)	2,265,032
160,655	NN Group NV	5,385,893
223,856	Signify NV* 144A	5,771,478
192,744	STMicroelectronics NV	5,227,170
14,145	STMicroelectronics NV ADR NYRS	387,714
66,812	TomTom NV*	527,642
105,296	Unilever NV	5,582,673
54,272	Unilever NV ADR NYRS	2,891,069
39,425	Wolters Kluwer NV	3,074,600

	Total Netherlands	141,369,894

	New Zealand — 0.1%
425,885	Fletcher Building, Ltd.	1,012,817
214,846	Pushpay Holdings, Ltd.*	1,226,618
256,400	SKY Network Television, Ltd.* (b)	24,739
243,288	SKYCITY Entertainment Group, Ltd.	377,849
16,712	Xero, Ltd.*	1,038,295

	Total New Zealand	3,680,318

	Norway — 0.3%
100,400	Austevoll Seafood ASA	827,956
237,976	DNB ASA	3,141,639
161,649	Elkem ASA 144A	329,324
121,804	Equinor ASA	1,728,301
369,893	Leroy Seafood Group ASA	2,217,384
113,647	Nordic Semiconductor ASA*	866,294

	Total Norway	9,110,898

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	465,424

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* (a)	—

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — 1.0%
1,290,180	Aeroflot PJSC	1,486,005
120,640,000	Federal Grid Co. Unified Energy System PJSC	315,116
2,509,600	Gazprom PJSC	6,836,960
426,500	Gazprom PJSC, ADR	2,297,035
63,610	LUKOIL PJSC	4,736,680
67,700	LUKOIL PJSC, ADR	5,024,694
8,872	MMC Norilsk Nickel PJSC	2,336,222
84,300	MMC Norilsk Nickel PJSC, ADR	2,203,936
228,580	Rosneft Oil Co. PJSC	1,158,924
45,975,000	ROSSETI PJSC	967,677
44,800	Tatneft PJSC, ADR*	2,088,606

	Total Russia	29,451,855

	Singapore — 0.3%
1,460,400	NetLink NBN Trust	1,021,434
164,600	SATS, Ltd.	338,498
259,300	United Overseas Bank, Ltd.	3,767,990
242,600	Venture Corp., Ltd.	2,819,600
3,718,700	Yangzijiang Shipbuilding Holdings, Ltd.	2,481,972

	Total Singapore	10,429,494

	South Africa — 0.0%
1,003,000	Old Mutual, Ltd.(b)	696,970

	South Korea — 1.1%
26,789	DB HiTek Co., Ltd.	651,000
5,961	Dong-A ST Co., Ltd.	430,037
52,465	Hansol Technics Co., Ltd.*	309,048
7,997	Hyundai Mobis Co., Ltd.	1,275,929
93,000	Kia Motors Corp.	2,507,805
27,001	Mcnex Co., Ltd.	705,766
16,943	S&T Motiv Co., Ltd.	538,994
529,870	Samsung Electronics Co., Ltd.	23,488,676
74,041	Samsung Engineering Co., Ltd.*	765,192
14,100	SK Telecom Co., Ltd.	2,472,864
68,214	Top Engineering Co., Ltd.	455,948
30,959	Wemade Co., Ltd.	1,068,729

	Total South Korea	34,669,988

	Spain — 2.4%
357,145	Acerinox SA*	2,876,017
294,667	Amadeus IT Group SA	15,327,585
801,200	Banco Santander SA*	1,953,124
311,060	Cellnex Telecom SA	18,926,152
161,200	Enagas SA(b)	3,933,671
128,200	Ence Energia y Celulosa SA(b)	418,866
173,182	Ercros SA* (b)	348,797
1,786,912	Iberdrola SA	20,690,206

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
110,796	Indra Sistemas SA*	869,178
156,478	International Consolidated Airlines Group SA(b)	428,600
20,191	Let’s GOWEX SA* (a) (b)	—
1,116,500	Mapfre SA	1,983,810
481,400	Mediaset Espana Comunicacion SA* (b)	1,777,642
402,108	Repsol SA	3,508,274
218,582	Telefonica SA, ADR	1,053,565

	Total Spain	74,095,487

	Sweden — 2.3%
99,593	Bilia AB Class A*	803,573
159,400	Boliden AB	3,621,040
202,622	Electrolux Professional AB Class B*	739,213
216,702	Epiroc AB Class A	2,696,751
400,461	Fingerprint Cards AB Class B* (b)	725,551
137,564	Getinge AB Class B(b)	2,550,034
50,015	Haldex AB*	200,991
408,791	Hennes & Mauritz AB Class B(b)	5,911,972
205,942	Hexagon AB Class B*	12,005,635
70,468	Inwido AB*	486,512
122,591	Lindab International AB	1,434,863
155,420	Lundin Energy AB(b)	3,740,504
56,623	Nobia AB*	267,633
189,200	Sandvik AB*	3,529,484
645,800	SAS AB* (b)	538,107
232,606	Scandic Hotels Group AB(b) 144A	815,802
237,400	SKF AB Class B	4,405,400
396,128	Svenska Handelsbanken AB Class A*	3,755,745
38,509	Swedish Match AB	2,704,352
1,393,212	Telefonaktiebolaget LM Ericsson Class B	12,867,670
432,600	Volvo AB Class B*	6,763,308

	Total Sweden	70,564,140

	Switzerland — 9.1%
59,200	Adecco Group AG	2,773,449
71,576	Alcon, Inc.*	4,100,602
76,589	Arbonia AG*	792,869
105	Chocoladefabriken Lindt & Spruengli AG	863,603
70,987	Cie Financiere Richemont SA	4,519,903
4,449	Comet Holding AG	635,777
499,600	Credit Suisse Group AG	5,154,483
2,162	dormakaba Holding AG*	1,176,927
39,900	Dufry AG*	1,178,534
58,972	Flughafen Zurich AG*	7,647,812
8,757	Geberit AG	4,377,638
8,619	Givaudan SA	32,055,609
32,082	Helvetia Holding AG	2,986,611
52,075	Idorsia, Ltd.*	1,662,395
49,123	Julius Baer Group, Ltd.	2,051,898

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
35,717	Landis & Gyr Group AG*	2,307,995
34,655	Lonza Group AG	18,271,447
373,546	Nestle SA	41,263,210
310,341	Novartis AG	26,962,889
17,900	Novartis AG, ADR	1,563,386
15,847	Partners Group Holding AG	14,348,746
124,835	Roche Holding AG	43,217,254
16,926	Schindler Holding AG	3,979,031
4,909	SGS SA	11,977,257
25,995	Sika AG	4,995,975
15,790	Sonova Holding AG*	3,148,228
12,800	Swiss Life Holding AG*	4,733,208
91,827	Temenos AG	14,235,910
1,039,878	UBS Group AG	11,945,428
18,700	Zurich Insurance Group AG	6,584,841

	Total Switzerland	281,512,915

	Taiwan — 1.2%
1,288,000	Chipbond Technology Corp.	2,801,487
759,000	ChipMOS Technologies, Inc.	867,905
1,961,000	Compeq Manufacturing Co., Ltd.	3,157,989
1,854,000	Fubon Financial Holding Co., Ltd.	2,753,016
1,052,000	Hon Hai Precision Industry Co., Ltd.	3,070,556
65,000	Pixart Imaging, Inc.	372,429
725,000	Sunonwealth Electric Machine Industry Co., Ltd.	1,258,208
250,000	Taiflex Scientific Co., Ltd.	417,833
377,499	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,430,618

	Total Taiwan	36,130,041

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,220,540
16,156,000	Sansiri PCL Class F	397,892
775,900	United Paper PCL Class F	284,695

	Total Thailand	1,903,127

	Turkey — 0.1%
71,713	BIM Birlesik Magazalar AS	711,243
98,041	Ford Otomotiv Sanayi AS	1,013,678
144,288	Sok Marketler Ticaret AS*	281,967
589,086	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	286,021

	Total Turkey	2,292,909

	United Kingdom — 12.2%
484,537	3i Group Plc	4,976,294
98,576	Aggreko Plc	538,473
283,185	Anglo American Plc	6,527,328
159,401	Ashtead Group Plc	5,343,333
278,630	ASOS Plc*	11,774,695

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
44,067	Associated British Foods Plc	1,041,315
147,146	AstraZeneca Plc	15,296,154
267,949	AstraZeneca Plc, ADR	14,171,823
28,786	Atlantica Sustainable Infrastructure Plc	837,673
50,023	Atlassian Corp. Plc Class A*	9,017,646
319,109	Avast Plc 144A	2,081,293
23,751	AVEVA Group Plc	1,199,023
842,305	Aviva Plc	2,842,418
1,072,500	Babcock International Group Plc	4,105,714
974,600	BAE Systems Plc	5,812,991
45,361	Bank of Georgia Group Plc*	601,493
1,759,000	Barclays Plc	2,481,552
280,200	Barratt Developments Plc	1,713,915
54,979	Bellway Plc	1,727,411
44,100	Berkeley Group Holdings Plc	2,266,312
115,148	BHP Group Plc	2,357,273
201,050	BHP Group Plc, ADR	8,273,208
93,857	Bodycote Plc	726,512
590,631	BP Plc	2,238,307
51,779	BP Plc, ADR	1,207,486
255,700	British American Tobacco Plc	9,796,614
1,821,700	BT Group Plc	2,563,876
68,535	Carnival Plc	840,969
1,634,400	Centrica Plc	777,068
164,112	Chemring Group Plc	489,996
687,383	Compass Group Plc	9,429,703
171,681	ConvaTec Group Plc 144A	415,349
208,800	Crest Nicholson Holdings Plc	509,385
38,551	Croda International Plc	2,501,218
466,453	Diageo Plc	15,439,685
70,900	Dialog Semiconductor Plc*	3,230,436
1,270,746	Dixons Carphone Plc	1,409,246
44,534	EMIS Group Plc	595,009
1,308,680	EnQuest Plc* (b)	231,945
282,636	Experian Plc	9,830,246
701,600	Firstgroup Plc*	435,827
58,765	Galliford Try Holdings Plc	85,836
3,747	Games Workshop Group Plc	370,743
1,024,908	GlaxoSmithKline Plc	20,707,970
1,456,340	Glencore Plc*	3,073,855
52,816	Greggs Plc	1,056,081
286,691	Halma Plc	8,147,179
550,939	IMI Plc	6,272,133
229,500	Imperial Brands Plc	4,358,057
183,000	Inchcape Plc	1,106,951
30,282	InterContinental Hotels Group Plc	1,338,411
87,043	Intermediate Capital Group Plc	1,384,001
209,215	International Game Technology Plc	1,862,014
121,285	Intertek Group Plc	8,141,507

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
1,699,153	J Sainsbury Plc	4,377,715
98,807	Johnson Matthey Plc	2,557,463
172,095	Jupiter Fund Management Plc	544,510
2,280,937	Kingfisher Plc	6,214,152
5,315,800	Lloyds Banking Group Plc	2,044,873
161,605	London Stock Exchange Group Plc	16,669,831
690,031	M&G Plc	1,426,317
1,263,445	Man Group Plc	2,036,888
1,401,813	Marks & Spencer Group Plc	1,712,560
379,651	Marston’s Plc	249,181
232,017	Meggitt Plc	842,236
603,396	Melrose Industries Plc	848,054
131,548	Micro Focus International Plc	701,134
38,327	Micro Focus International Plc, ADR	210,032
484,800	Mitchells & Butlers Plc*	1,125,419
162,330	Mitie Group Plc(b)	166,943
346,072	Paragon Banking Group Plc	1,495,697
723,954	Pets at Home Group Plc	2,135,484
1,132,996	QinetiQ Group Plc	4,159,513
224,181	Reckitt Benckiser Group Plc	20,572,774
247,100	Redrow Plc	1,313,983
192,666	RELX Plc	4,446,712
66,893	Rentokil Initial Plc	420,643
226,599	Restaurant Group Plc (The)(b)	157,662
79,327	Rio Tinto Plc	4,451,119
117,941	Rio Tinto Plc, ADR	6,625,925
109,432	Rolls-Royce Holdings Plc*	385,179
266,653	Rotork Plc	921,231
280,222	Royal Dutch Shell Plc Class A	4,446,381
280,600	Royal Dutch Shell Plc Class B	4,234,083
119,216	Royal Dutch Shell Plc Class B, ADR	3,630,127
429,192	Royal Mail Plc	965,368
556,464	Saga Plc	105,970
324,347	Sage Group Plc (The)	2,689,585
376,251	Senior Plc	325,689
156,297	Smith & Nephew Plc	2,903,547
152,364	Spectris Plc	4,746,618
102,508	Spirax-Sarco Engineering Plc	12,620,094
968,534	Stagecoach Group Plc	711,466
145,983	SThree Plc	487,753
759,561	Tate & Lyle Plc	6,259,266
1,435,900	Taylor Wimpey Plc	2,526,044
2,138,361	Tesco Plc	6,020,714
46,786	Unilever Plc	2,515,461
74,000	Vistry Group Plc	648,926
3,099,784	Vodafone Group Plc	4,928,831
15,600	WPP Plc, ADR	610,428

	Total United Kingdom	375,750,533

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares		Description	Value ($)

		United States — 2.4%
2,938		Alphabet, Inc. Class A*	4,166,231
90,441		Analog Devices, Inc.	11,091,684
45,234		ANSYS, Inc.*	13,196,115
50,500		Brookfield Property REIT, Inc. REIT Class A	502,980
269,360		Cadence Design Systems, Inc.*	25,847,786
155,697		Colgate-Palmolive Co.	11,406,362
0	(c)	International Flavors & Fragrances, Inc.	54
26,216		Nordson Corp.	4,973,438
31,592		Texas Instruments, Inc.	4,011,236

		Total United States	75,195,886

		TOTAL COMMON STOCKS (COST $2,817,576,656)	2,942,048,280

		INVESTMENT COMPANY — 0.9%

		United States — 0.9%
445,300		iShares MSCI EAFE ETF	27,105,411

		TOTAL INVESTMENT COMPANY (COST $27,368,134)	27,105,411

		PREFERRED STOCKS — 1.2%

		Brazil — 0.1%
94,600		Bradespar SA, 2.18%	629,024
684,200		Metalurgica Gerdau SA, 1.10%	910,888

		Total Brazil	1,539,912

		Germany — 1.1%
24,811		BMW AG, 5.82%	1,200,367
203,000		Henkel AG & Co. KGaA, 2.36%	18,866,058
29,593		Porsche Automobil Holding SE, 0.00%	1,695,451
257,100		Schaeffler AG, 6.97%	1,924,173
75,724		Volkswagen AG, 0.00%	11,448,037

		Total Germany	35,134,086

		Russia — 0.0%
509,150		Sberbank of Russia PJSC, 8.35%	1,350,945

		TOTAL PREFERRED STOCKS (COST $43,888,073)	38,024,943

		RIGHTS — 0.0%

		Australia — 0.0%
60,523		Super Retail Group, Ltd., Expires 07/03/2020* (a)	—

		Spain — 0.0%
402,108		Repsol SA* (b)	195,690

		TOTAL RIGHTS (COST $222,319)	195,690

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.0%

		Mutual Fund - Securities Lending Collateral — 1.9%
58,630,932		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(d) (e)	58,630,932

		U.S. Government and Agency Obligations — 0.1%
3,500,000		United States Treasury Bill, 0.04%, due 07/02/20(f) (g)	3,499,992

		TOTAL SHORT-TERM INVESTMENTS (COST $62,130,870)	62,130,924

		TOTAL INVESTMENTS — 99.4% (Cost $2,951,186,052)	3,069,505,248

		Other Assets and Liabilities (net) — 0.6%	17,931,639

		NET ASSETS — 100.0%	$3,087,436,887

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		CDI — CREST Depository Interest

		CVA — Certificaten Van Aandelen

		GDR — Global Depository Receipt

		NYRS — New York Registry Shares

		REIT — Real Estate Investment Trust

	*	Non-income producing security.

	(a)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2020 was $1,457,972.

	(b)	All or a portion of this security is out on loan.

	(c)	Fractional Shares, amount rounds to zero.

	(d)	The rate disclosed is the 7-day net yield as of June 30, 2020.

	(e)	Represents an investment of securities lending cash collateral.

	(f)	All or a portion of this security is pledged for open futures collateral.

	(g)	Interest rate presented is yield to maturity.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $18,318,079 which represents 0.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	19,997,764	JPY	2,204,429,000	08/21/20	HSBC Bank USA, N.A.	$(447,877)
USD	7,403,752	JPY	804,947,000	08/21/20	State Street Bank and Trust	(61,972)

						$(509,849)

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
471	MSCI EAFE Index	Sep 2020	$41,881,320	$980,880

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	27.3
Industrial	15.0
Technology	11.7
Financial	11.0
Consumer, Cyclical	10.3
Basic Materials	9.3
Communications	6.3
Energy	3.2
Utilities	2.3
Unaffiliated Fund	0.9
Diversified	0.1
Short-Term Investments	2.0
Other Assets and Liabilities (net)	0.6

100.0%

See accompanying Notes to the Schedule of Investments.